First Trust Horizon Managed Volatility Developed International ETF Expense Example, No Redemption - First Trust Horizon Managed Volatility Developed International ETF - First Trust Horizon Managed Volatility Developed International ETF
Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	$ 990